KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Communication Services—13.8%
AT&T, Inc.	51,579	$2,016
BCE, Inc.	42,560	1,973
Spark New Zealand Ltd.	629,220	1,834
		5,823

Consumer Discretionary—3.3%
Compass Group plc Sponsored ADR	7,318	185
Las Vegas Sands Corp.	17,300	1,194
		1,379

Consumer Staples—5.8%
Coca-Cola Co. (The)	15,905	880
Kimberly-Clark Corp.	3,910	538
Tate & Lyle plc	104,101	1,048
		2,466

Energy—10.8%
ONEOK, Inc.	24,840	1,880
Royal Dutch Shell plc Sponsored Class B ADR	23,820	1,428
TOTAL S.A.	11,100	613
TOTAL S.A. Sponsored ADR	11,110	614
		4,535

Financials—21.6%
Bank of Hawaii Corp.	5,599	533
Principal Financial Group, Inc.	19,397	1,067
Royal Bank of Canada	20,720	1,641
Sabre Insurance Group plc	208,947	852
SCOR SE	20,748	871
SCOR SE Sponsored ADR	72,940	312
Tokio Marine Holdings, Inc.	12,020	677
Tryg A/S	27,785	824
Zurich Insurance Group AG	1,260	517
Zurich Insurance Group AG ADR	44,237	1,813
		9,107

Health Care—6.7%
AstraZeneca plc Sponsored ADR	9,004	449
GlaxoSmithKline plc	20,100	474
GlaxoSmithKline plc Sponsored ADR	23,946	1,125
Merck & Co., Inc.	5,040	458
Sonic Healthcare Ltd.	15,000	303
		2,809

Industrials—7.2%
Adecco Group AG	10,100	639
Port of Tauranga Ltd.(1)	46,200	247
Waste Management, Inc.	1,833	209
Watsco, Inc.	10,676	1,923
		3,018

Information Technology—8.4%
Analog Devices, Inc.	1,781	212
Cisco Systems, Inc.	7,370	353
International Business Machines Corp.	9,100	1,220
	Shares	Value

Information Technology—continued
Paychex, Inc.	6,700	$570
TietoEVRY OYJ(1)	38,478	1,196
		3,551

Materials—2.9%
DS Smith plc	87,000	443
Kemira OYJ	26,400	393
Sonoco Products Co.	5,980	369
		1,205

Real Estate—12.2%
Crown Castle International Corp.	11,450	1,628
Lamar Advertising Co. Class A	25,447	2,271
Realty Income Corp.	16,560	1,219
		5,118

Utilities—7.1%
Fortis, Inc.	35,220	1,463
NextEra Energy, Inc.	1,850	448
Southern Co. (The)	9,956	634
WEC Energy Group, Inc.	4,652	429
		2,974

Total Common Stocks (Identified Cost $36,256)		41,985

Total Long-Term Investments—99.8% (Identified Cost $36,256)		41,985

Securities Lending Collateral—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(2)(3)	746,058	746
Total Securities Lending Collateral (Identified Cost $746)		746

TOTAL INVESTMENTS—101.6% (Identified Cost $37,002)		$42,731
Other assets and liabilities, net—(1.6)%		(690)
NET ASSETS—100.0%		$42,041

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
Country Weightings†
United States	49%
United Kingdom	14
Canada	12
Switzerland	7
France	5
New Zealand	5
Finland	4
Other	4
Total	100%
† % of total investments as of December 31, 2019.
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$41,985	$41,985
Securities Lending Collateral	746	746
Total Investments	$42,731	$42,731
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

KAR GLOBAL QUALITY DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.
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